Seller	Alt Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	20251009001	XXXX	XXXX	Closed	2024-03-22 15:50	2024-03-22 15:54	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible
Waived-Document Uploaded. Exception Approval provided.  Condition waived. - Due Diligence Vendor-03/22/2024

Open-The applicable guidelines require, for purchase transactions utilizing rental income from Short Term Rentals, that the Rent Comparable Schedule on Form 1007 utilize long-term rent comparables.  The Appraiser indicates, on the Rent Comparable Schedule, that the subject market is comprised of 99.99% short term rental homes.  Although the Appraiser states the data provided is accurate for the future use of the subject property as a short term rental, no long-term rent comparables were available.   - Due Diligence Vendor-03/22/2024
													XXXXX granted an exception to allow the use of the short-term rental comps. XXXXX has first hand experience as to the market acceptance of short-term rentals in Broken Bow, OK. Other compensating factors include 70 months post-closing reserves, and the borrower’s high FICO. - 03/22/2024	Waived-Document Uploaded. Exception Approval provided. Condition waived. - Due Diligence Vendor-03/22/2024	XXXXXXXX Exception Approval.png		70 months post-closing reserves High FICO XXXXXX has first hand experience as to the market acceptance of short-term rentals in Broken Bow, OK	XX	Investment	Purchase	NA	1517836	Originator Post-Close	No
XXXX	20251009001	XXXX	XXXX	Closed	2024-03-09 12:42	2024-03-21 22:16	Acknowledged	2 - Non-Material	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-Acknowledged by Client.  This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-03/21/2024

Open-This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-03/18/2024

Ready for Review-Document Uploaded. Insurance Certification from borrower has been uploaded.  Agree loan disbursed prior to coverage however there were no claims during this period.  Borrower does not intend to use property as business purpose - Seller-03/13/2024

Open-Hazard Insurance Effective Date of 05-25-2023 is after the Note Date of 05-22-2023 and does not reflect rent loss coverage. - Due Diligence Vendor-03/09/2024
													Ready for Review-Document Uploaded. Insurance Certification from borrower has been uploaded. Agree loan disbursed prior to coverage however there were no claims during this period. Borrower does not intend to use property as business purpose - Seller-03/13/2024	Acknowledged-Acknowledged by Client. This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-03/21/2024	XXXXXXXX Insurance Certification.pdf			XX	Investment	Purchase	NA	1484036	Investor Post-Close	No
XXXX	20251009002	XXXX	XXXX	Closed	2024-03-14 20:56	2024-03-18 16:55	Waived	2 - Non-Material	Credit	Eligibility	Verified number of properties does not meet experience requirements
Waived-Evidence of Exception approval with comp factors provided.  Condition waived.  - Due Diligence Vendor-03/18/2024

Ready for Review-An exception has been granted to allow a first-time investor for a DSCR investment purchase.

Compensating factors: Lower LTV 69%, 19 months reserves, excessive DSCR of 0.76 vs 0.75.
 - Seller-03/18/2024

Open-Loan file only contains evidence of experience for 0 properties which is below the guideline minimum. Loan file only contains evidence of experience for 0 investment properties which is below the guideline minimum. First time investors are not allowed. - Due Diligence Vendor-03/14/2024
													Ready for Review-An exception has been granted to allow a first-time investor for a DSCR investment purchase. Compensating factors: Lower LTV 69%, 19 months reserves, excessive DSCR of 0.76 vs 0.75. - Seller-03/18/2024	Waived-Evidence of Exception approval with comp factors provided. Condition waived. - Due Diligence Vendor-03/18/2024			Lower LTV 69%, 19 months reserves, excessive DSCR of 0.76 vs 0.75.	XX	Investment	Purchase	NA	1497093	Originator Post-Close	No